Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Purchase commitments due to related parties	$ 25.2
Settlement amount	12.8
8% Note Receivable due December 2021
Related Party Transaction [Line Items]
Loans to related parties	$ 16.3	$ 15.0
Interest rate on loans to related parties		8.00%